Income Tax - Schedule of effective tax rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory U.S. rate			21.00%	21.00%	21.00%
State tax, net of federal tax benefit			(2.40%)	(1.10%)	2.20%
Foreign tax, net of federal tax benefit			1.10%	(17.40%)	(0.40%)
Goodwill impairment					(10.40%)
Global Intangible Low Taxed Income				(8.30%)	(0.20%)
Transaction expenses			(0.10%)	(5.40%)	(0.10%)
Disallowed Executive Compensation			(3.20%)
Equity-based compensation			(10.40%)	(1.50%)	0.20%
Meals and entertainment			(0.70%)	(11.10%)	(0.20%)
Contingent consideration fair value adjustment			(1.30%)	7.10%	0.70%
Fair value of warrant liability			(1.60%)
Non-deductible expenses			(0.30%)	(4.60%)
Return to provision on permanent differences			0.10%	8.20%	0.10%
Work opportunity tax credit			0.40%	3.30%
Research and development credit			0.30%	4.00%
Other			0.10%	(1.60%)	(0.10%)
Effective tax rate	145.60%	6.70%	3.00%	(7.40%)	12.80%